Equity-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	$ 9,319	$ 12,590	$ 17,345	$ 25,679	$ 41,918	$ 17,863	$ 23,816
Restricted Stock, Weighted Average Price Per Share at Grant
Unrecognized compensation expense, stock options	14,800		$ 14,800		11,100
Period for recognition			1 year 9 months 7 days
Equity-based compensation	2,654	2,272	$ 4,812	6,069	10,019	8,469	11,573
Noncontrolling Interests in Consolidated Entities
Restricted Stock, Weighted Average Price Per Share at Grant
Equity-based compensation	(27)		(24)	8	10	39	61
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	2,043	1,917	$ 4,194	$ 5,674	9,580	7,535	5,884
Options granted fair value					$ 10,400	$ 8,500	$ 7,800
Vesting period					3 years
Expiration period					10 years
Weighted average assumptions used:
Weighted-average grant date fair value (in dollars per share)					$ 38.93	$ 25.29	$ 22.91
Expected volatility					35.80%	34.90%	50.00%
Expected term					6 years 6 months	6 years 6 months	6 years 6 months
Risk-free interest rate					2.70%	2.00%	1.50%
Expected dividend yield					0.00%	0.00%	0.00%
Options
Outstanding, beginning balance (in shares)			1,236,000	972,000	972,000	639,000	300,000
Granted (in shares)					267,000	334,000	340,000
Exercised (in shares)					0	0	0
Forfeited, canceled or expired (in shares)					(3,000)	(1,000)	(1,000)
Outstanding, ending balance (in shares)					1,236,000	972,000	639,000	300,000
Options, Weighted Average Exercise Price
Outstanding, beginning balance (in shares)			$ 69.26	$ 62.17	$ 62.17	$ 64.53	$ 85.97
Granted (in dollars per share)					94.96	57.61	45.59
Exercised (in dollars per share)					45.59	0.00	0.00
Forfeited, canceled or expired (in dollars per share)					62.28	50.15	45.59
Outstanding, ending balance (in shares)					$ 69.26	$ 62.17	$ 64.53	$ 85.97
Options, Additional Disclosures
Exercisable at end of period (in shares)					411,000
Exercisable at end of period (in dollars per share)					$ 79.91
Outstanding, Weighted Average Contractual Term					7 years 2 months 16 days	7 years 8 months 1 day	7 years 256 days	6 years 11 months 12 days
Granted, Weighted Average Remaining Contractual Term					10 years	10 years	10 years
Exercised, Weighted Average Remaining Contractual Term					7 years 6 months 11 days	0 years	0 years
Forfeited, canceled, or expired, Weighted Average Remaining Contractual Term					8 years 9 months 26 days	9 years 2 months 19 days	9 years 4 months 17 days
Exercisable, Weighted Average Contractual Term					5 years 1 month 10 days
Outstanding, begging balance, Aggregate Intrinsic Value of In-the Money Options			$ 2,126	$ 29,974	$ 29,974	$ 0	$ 0
Granted, Aggregate Intrinsic Value of In-the Money Options					0	11,837	0
Exercised, Aggregate Intrinsic Value of In-the Money Options					3	0	0
Forfeited, canceled, or expired, Aggregate Intrinsic Value of In-the Money Options					7	80	0
Outstanding, ending balance, Aggregate Intrinsic Value of In-the Money Options					2,126	29,974	0	$ 0
Exercisable at end of period, Aggregate Intrinsic Value of In-the Money Options					$ 255,359
Restricted Stock, Weighted Average Price Per Share at Grant
Unrecognized compensation expense, stock options	141		$ 141
Period for recognition			2 years 9 months		1 year 3 months 1 day
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	2,704	2,272	$ 4,862	$ 6,069	$ 10,019	$ 8,469	$ 11,573
Restricted Stock [Member]
Restricted Shares
Outstanding at beginning of year (in shares)			0	0	0	1,000	3,000
Restricted shares granted (in shares)					6,000	5,000	5,000
Restricted shares vested (in shares)					(6,000)	(6,000)	(7,000)
Restricted shares forfeited (in shares)					0	0	0
Outstanding at end of year (in shares)					0	0	1,000	3,000
Restricted Stock, Weighted Average Price Per Share at Grant
Outstanding at beginning of year (in dollars per share)			$ 0.00	$ 0.00	$ 0.00	$ 56.20	$ 56.20
Restricted shares granted (in dollars per share)					73.02	52.89	45.09
Restricted shares vested (in dollars per share)					73.02	53.64	47.48
Restricted shares forfeited (in dollars per share)					0.00	0.00	0.00
Outstanding at end of year (in dollars per share)					$ 0.00	$ 0.00	$ 56.20	$ 56.20
Restricted stock fair value					$ 400
2014 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized to grant (in shares)					1,833,504
Shares available for future issuance (in shares)					222,122
Automatic yearly increase of authorized shares					15.00%
2014 Incentive Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future issuance (in shares)									575,333
Pre-Spin Equity Grants [Member] | Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense					$ 0	$ 684	$ 5,439
REIT Equity Based Compensation [Member] | Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	6,615	10,318	$ 12,483	$ 19,610	31,899	9,394	12,243
Director Equity Grants [Member] | Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	604	$ 355	611	395	439	$ 250	$ 250
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense				2,500
Executive Officer [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense					2,500
Ashford Trust and Braemar [Member] | Employee Stock Option [Member] | Salaries and Benefits [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	16		46		47
Ashford Trust and Braemar [Member] | Employee Stock Option [Member] | Cost of Revenues for Project Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	$ 89		$ 168		100
Ashford Trust and Braemar [Member] | Executive Officer [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense				$ 6,700	$ 6,700